UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Variable Insurance Fund - REIT Index Portfolio	Shares	Market Value (000)
REAL ESTATE INVESTMENT TRUSTS (98.1%)

Simon Property Group, Inc. REIT	296,090	$15,879
Equity Office Properties Trust REIT	574,139	15,645
Equity Residential REIT	398,639	12,358
Vornado Realty Trust REIT	178,893	11,213
Rouse Co. REIT	146,523	9,799
General Growth Properties Inc. REIT	310,015	9,610
ProLogis REIT	258,060	9,094
Public Storage, Inc. REIT	182,956	9,065
Archstone-Smith Trust REIT	278,631	8,816
Boston Properties, Inc. REIT	153,851	8,522
Kimco Realty Corp. REIT	158,052	8,108
* Host Marriott Corp. REIT	493,556	6,925
Duke Realty Corp. REIT	202,219	6,714
Avalonbay Communities, Inc. REIT	101,766	6,128
Developers Diversified Realty Corp. REIT	144,892	5,673
Health Care Properties Investors REIT	187,953	4,887
Liberty Property Trust REIT	120,366	4,795
Apartment Investment & Management Co. Class	133,761	4,652
The Macerich Co. REIT	83,329	4,441
AMB Property Corp. REIT	117,664	4,356
Chelsea Property Group REIT	62,913	4,221
Hospitality Properties Trust REIT	95,523	4,059
Weingarten Realty Investors REIT	121,650	4,016
Regency Centers Corp. REIT	86,333	4,014
Mills Corp. REIT	76,200	3,953
Catellus Development Corp. REIT	146,300	3,878
Mack-Cali Realty Corp. REIT	86,052	3,812
United Dominion Realty Trust REIT	181,651	3,602
New Plan Excel Realty Trust REIT	142,333	3,558
Trizec Properties, Inc. REIT	215,527	3,442
Federal Realty Investment Trust REIT	73,252	3,223
Pan Pacific Retail Properties, Inc. REIT	57,319	3,101
Ventas, Inc. REIT	119,250	3,091
Arden Realty Group, Inc. REIT	93,055	3,032
Reckson Associates Realty Corp. REIT	102,066	2,934
CenterPoint Properties Corp. REIT	66,298	2,889
SL Green Realty Corp. REIT	54,940	2,846
HRPT Properties Trust REIT	251,934	2,769
BRE Properties Inc. Class A REIT	71,205	2,731
CBL & Associates Properties, Inc. REIT	43,692	2,663
Camden Property Trust REIT	56,576	2,614
Healthcare Realty Trust Inc. REIT	66,865	2,610
Health Care Inc. REIT	73,075	2,572
Realty Income Corp. REIT	56,353	2,538
Shurgard Storage Centers, Inc. Class A REIT	65,331	2,535
CarrAmerica Realty Corp. REIT	77,330	2,529
Cousins Properties, Inc. REIT	69,580	2,387
Essex Property Trust, Inc. REIT	32,570	2,340
Prentiss Properties Trust REIT	63,199	2,275
Crescent Real Estate, Inc. REIT	141,107	2,221
American Financial Realty Trust REIT	155,737	2,197
Brandywine Realty Trust REIT	76,000	2,165
First Industrial Realty Trust REIT	58,603	2,162
Pennsylvania REIT	50,891	1,967
Equity One, Inc. REIT	99,821	1,959
Nationwide Health Properties, Inc. REIT	94,357	1,958
Heritage Property Investment Trust REIT	66,355	1,936
Highwood Properties, Inc. REIT	76,230	1,876
Home Properties, Inc. REIT	46,500	1,840
Taubman Co. REIT	70,598	1,824
Alexandria Real Estate Equities, Inc. REIT	27,597	1,814
Washington REIT	59,390	1,800
Post Properties, Inc. REIT	56,650	1,694
Capital Automotive REIT	51,448	1,609
Senior Housing Properties Trust REIT	90,227	1,608
Colonial Properties Trust REIT	38,486	1,548
Kilroy Realty Corp. REIT	40,427	1,537
Lexington Corporate Properties Trust REIT	68,506	1,487
Maguire Properties, Inc. REIT	60,544	1,472
Gables Residential Trust REIT	41,464	1,416
Commercial Net Lease Realty REIT	73,553	1,340
Entertainment Properties Trust REIT	34,844	1,317
Corporate Office Properties Trust, Inc. REIT	51,280	1,314
PS Business Parks, Inc. REIT	31,156	1,242
Glimcher Realty Trust REIT	50,369	1,224
Summit Properties, Inc. REIT	44,930	1,215
Mid-America Apartment Communities, Inc. REIT	28,992	1,129
AMLI Residential Properties Trust REIT	36,077	1,102
LaSalle Hotel Properties REIT	39,494	1,090
Manufactured Home Communities, Inc. REIT	32,622	1,084
Sun Communities, Inc. REIT	27,174	1,065
EastGroup Properties, Inc. REIT	29,800	989
* FelCor Lodging Trust, Inc. REIT	84,944	961
Glenborough Realty Trust, Inc. REIT	45,571	947
Getty Realty Holding Corp. REIT	34,976	917
Tanger Factory Outlet Centers, Inc. REIT	19,270	863
Sovran Self Storage, Inc. REIT	21,023	824
CRT Properties, Inc. REIT	37,969	814
Cornerstone Realty Income Trust, Inc. REIT	79,046	772
Saul Centers, Inc. REIT	22,884	752
Parkway Properties Inc. REIT	15,739	731
Bedford Property Investors, Inc. REIT	23,474	712
Omega Healthcare Investors, Inc. REIT	65,550	705
Innkeepers USA Trust REIT	53,585	667
Ramco-Gershenson Properties Trust REIT	24,101	653
Highland Hospitality Corp. REIT	57,200	652
Price Legacy Corp. REIT	34,241	649
Kramont Realty Trust REIT	34,475	641
Equity Inns, Inc. REIT	64,837	641
Town & Country Trust REIT	24,772	630
Acadia Realty Trust REIT	41,524	612
Investors Real Estate Trust REIT	59,438	595
U.S. Restaurant Properties, Inc. REIT	32,255	545
Universal Health Realty Income REIT	16,882	512
Correctional Properties Trust REIT	15,415	421
First Potomac REIT	20,100	415
Urstadt Biddle Properties Class A REIT	26,317	401
Winston Hotels, Inc. REIT	37,130	397
Cedar Shopping Centers, Inc. REIT	23,500	328
Associated Estates Realty Corp. REIT	28,090	281
Mission West Properties Inc. REIT	25,814	267
Hersha Hospitality Trust REIT	28,335	266
National Health Realty Inc. REIT	13,759	262
One Liberty Properties, Inc. REIT	13,400	242
Windrose Medical Properties Trust REIT	16,342	212
* Boykin Lodging Co. REIT	25,158	212
American Land Lease, Inc. REIT	10,442	203
Monmouth Real Estate Investment Corp. REIT	23,149	192
Sizeler Property Investors, Inc. REIT	19,254	179
United Mobile Homes, Inc. REIT	11,675	167

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $271,077)		329,355

TEMPORARY CASH INVESTMENT (2.0%)

Vanguard Market Liquidity Fund, 1.74%**	6,851,331	6,851
(Cost $6,851)

TOTAL INVESTMENTS (100.1%)
(Cost $277,928)		336,206

OTHER ASSETS AND LIABILITIES-NET (-0.1%)		(382)

NET ASSETS (100%)		$335,824

    *Non-income-producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $277,928,000. Net unrealized appreciation of investment securities for tax purposes was $58,278,000, consisting of unrealized gains of $62,986,000 on securities that had risen in value since their purchase and $4,708,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.